New accounting requirements	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
New accounting requirements

4. New accounting requirements
Amendments to IFRS Accounting Standards applicable
from 1 January 2025
GSK has adopted the following amendments to IFRS
Accounting Standards, with no material impact to the Group in the year ended 31 December 2025:
–Lack of Exchangeability - Amendments to IAS 21.
New IFRS Accounting Standards and amendments
issued but not yet effective
Certain amendments to IFRS Accounting Standards and
interpretations have been published that are not mandatory for the 31 December 2025 reporting period and have not been
early adopted by the Group. The amendments and
interpretations that are not expected to have a material impact on the results or financial position of the Group in future
reporting periods are:
–Annual Improvements to IFRS Accounting Standards -
Volume 11 (effective from 1 January 2026, endorsed by the
United Kingdom Endorsement Board (UKEB));
–Classification and Measurement of Financial Instruments -
Amendments to IFRS 9 and IFRS 7 (effective from 1 January
2026, endorsed by the UKEB);
–Contracts Referencing Nature-dependent Electricity -
Amendments to IFRS 9 and IFRS 7 (effective from 1 January
2026, endorsed by the (UKEB);
–IFRS 19 Subsidiaries without Public Accountability:
Disclosures (effective from 1 January 2027, not yet
endorsed by the UKEB).
IFRS 18 ‘Presentation and Disclosure in Financial Statements’
was issued by the IASB in April 2024 and has been endorsed
by the UKEB. IFRS 18 replaces IAS 1 ‘Presentation of Financial
Statements’ and introduces new presentation and disclosure
requirements, particularly for the income statement. IFRS 18 does not affect the recognition or measurement of items in the financial statements.
The requirements are effective for periods beginning on or
after 1 January 2027, with retrospective application required, including specified reconciliations for comparative periods.
The Group is currently assessing the impact of IFRS 18 on
presentation and disclosures in the consolidated financial
statements. Although the adoption of IFRS 18 will have no
impact on the Group’s profit after taxation, there will be an impact on presentation of the primary financial statements and certain disclosures. To date, the following potential impacts have been identified:
–items of income and expenses presented in the
Consolidated income statement will be grouped into the new
categories: operating, investing, financing, income taxes,
and discontinued operations;
–an additional mandatory subtotal for ‘Profit/ (loss) before financing and income taxes’ will be presented;
–the enhanced principles on aggregation and
disaggregation, and the ‘useful structured summary’
concept, will require some changes to line items presented
in the primary financial statements, however this change is
not expected to be significant;
–certain new or enhanced disclosures will be required for:
–management-defined performance measures (MPMs),
most of which are currently disclosed in the Group
Financial Review;
–a breakdown of the nature of expenses for line items
presented by function in the operating category of the
Consolidated income statement;
–a reconciliation for each line item in the Consolidated
income statement between the restated amounts and
amounts previously published upon transition from IAS
1 to IFRS 18;
–there will be a minor impact on the presentation of the
Consolidated statement of cash flows as the starting point
for the cash flow statement will be the ‘Operating profit/
(loss)’ subtotal
The Group intends to adopt IFRS 18 for the reporting period
commencing 1 January 2027. Preparatory activities are
underway to ensure readiness for adoption, including updates to reporting systems and chart of accounts.